Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments ▪ January 31, 2025 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.8%)
	Denmark (10.3%)
	Air Freight & Logistics
45,173	DSV AS	$8,999,102
	Pharmaceuticals
32,948	Novo Nordisk AS, Class B	2,781,622
	Total Denmark	11,780,724
	France (27.7%)
	Electrical Equipment
20,690	Schneider Electric SE	5,247,494
	Health Care Equipment & Supplies
13,282	EssilorLuxottica SA	3,645,360
	Hotels, Restaurants & Leisure
71,099	Accor SA	3,655,179
	Personal Care Products
14,229	L'Oreal SA	5,279,417
	Textiles, Apparel & Luxury Goods
4,135	Hermes International SCA	11,630,345
3,049	LVMH Moet Hennessy Louis Vuitton SE	2,230,052
		13,860,397
	Total France	31,687,847
	Germany (1.9%)
	Textiles, Apparel & Luxury Goods
36,337	Birkenstock Holding PLC (a)	2,148,970
	Italy (8.0%)
	Textiles, Apparel & Luxury Goods
144,118	Moncler SpA	9,123,081
	Netherlands (7.3%)
	Financial Services
2,481	Adyen NV (a)	4,004,624
	Semiconductors & Semiconductor Equipment
5,822	ASML Holding NV	4,306,901
	Total Netherlands	8,311,525
	Poland (1.9%)
	Broadline Retail
291,710	Allegro.eu SA (a)	2,140,781
	Sweden (12.0%)
	Biotechnology
28,606	Vitrolife AB	573,828
	Entertainment
19,974	Spotify Technology SA (a)	10,956,738
	Hotels, Restaurants & Leisure
27,828	Evolution AB	2,134,953
	Total Sweden	13,665,519
	Switzerland (11.9%)
	Food Products
22	Chocoladefabriken Lindt & Spruengli AG (Registered)	2,490,019
	Health Care Equipment & Supplies
30,393	Straumann Holding AG (Registered)	4,310,203
	Textiles, Apparel & Luxury Goods
11,495	Cie Financiere Richemont SA, Class A (Registered)	2,222,196
75,944	On Holding AG, Class A (a)	4,547,527
		6,769,723
	Total Switzerland	13,569,945
	United Kingdom (12.3%)
	Capital Markets
36,422	London Stock Exchange Group PLC	5,419,883
	Financial Services
251,334	Wise PLC, Class A (a)	3,462,756

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

NUMBER OF SHARES		VALUE
	Hotels, Restaurants & Leisure
1,547,743	Deliveroo PLC (a)	$2,514,245
	Interactive Media & Services
326,107	Rightmove PLC	2,683,515
	Total United Kingdom	14,080,399
	United States (4.5%)
	Entertainment
54,489	Liberty Media Corp.-Liberty Formula One, Class C (a)	5,214,598
	Total Common Stocks (Cost $72,439,513)	111,723,389

Total Investments (Cost $72,439,513) (b)(c)(d)	97.8%	111,723,389
Other Assets in Excess of Liabilities	2.2	2,474,439
Net Assets	100.0%	114,197,828

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended January 31, 2025, the Fund did not engage in any cross-trade transactions.
(c)	The fair value and percentage of net assets, $88,855,556 and 77.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Consolidated Portfolio of Investments.
(d)	At January 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $41,302,415 and the aggregate gross unrealized depreciation is $2,018,539, resulting in net unrealized appreciation of $39,283,876.

Consolidated Summary of Investments (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Textiles, Apparel & Luxury Goods	$31,902,171	28.6%
Entertainment	16,171,336	14.5
Air Freight & Logistics	8,999,102	8.1
Hotels, Restaurants & Leisure	8,304,377	7.4
Health Care Equipment & Supplies	7,955,563	7.1
Financial Services	7,467,380	6.7
Capital Markets	5,419,883	4.8
Personal Care Products	5,279,417	4.7
Electrical Equipment	5,247,494	4.7
Semiconductors & Semiconductor Equipment	4,306,901	3.9
Pharmaceuticals	2,781,622	2.5
Interactive Media & Services	2,683,515	2.4
Food Products	2,490,019	2.2
Broadline Retail	2,140,781	1.9
Biotechnology	573,828	0.5
Total Investments	$111,723,389	100.0%

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Portfolio of Investments ▪ January 31, 2025 (unaudited)

Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a–5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025:

		LEVEL 2
	LEVEL 1	OTHER	LEVEL 3
	UNADJUSTED	SIGNIFICANT	SIGNIFICANT
	QUOTED	OBSERVABLE	UNOBSERVABLE
INVESTMENT TYPE	PRICES	INPUTS	INPUTS	TOTAL

Assets:
Common Stocks
Air Freight & Logistics	$—	$8,999,102	$—	$8,999,102
Biotechnology	—	573,828	—	573,828
Broadline Retail	—	2,140,781	—	2,140,781
Capital Markets	—	5,419,883	—	5,419,883
Electrical Equipment	—	5,247,494	—	5,247,494
Entertainment	16,171,336	—	—	16,171,336
Financial Services	—	7,467,380	—	7,467,380
Food Products	—	2,490,019	—	2,490,019
Health Care Equipment & Supplies	—	7,955,563	—	7,955,563
Hotels, Restaurants & Leisure	—	8,304,377	—	8,304,377
Interactive Media & Services	—	2,683,515	—	2,683,515
Personal Care Products	—	5,279,417	—	5,279,417
Pharmaceuticals	—	2,781,622	—	2,781,622
Semiconductors & Semiconductor Equipment	—	4,306,901	—	4,306,901
Textiles, Apparel & Luxury Goods	6,696,497	25,205,674	—	31,902,171
Total Common Stocks	22,867,833	88,855,556	—	111,723,389
Total Assets	$22,867,833	$88,855,556	$—	$111,723,389

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.